Acquisitions (Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012 Virginia Savings Bank [Member] branch	Dec. 31, 2012 Virginia Savings Bank [Member]	Jan. 10, 2013 Community Bank [Member]	Dec. 31, 2013 Community Bank [Member]	Dec. 31, 2013 Virginia Savings Bank and Community Bank as of acquisition date [Member]	Dec. 31, 2013 Virginia Savings Bank and Community Bank [Member]	Jan. 10, 2013 Virginia Beach, Virginia [Member] Community Bank [Member] store	Jan. 10, 2013 Western Virginia [Member] Community Bank [Member] store	Jan. 10, 2013 Warrant [Member] Community Bank [Member]
Business Acquisition [Line Items]
Percent of outstanding common and preferred stock					100.00%		100.00%
Number of branches acquired					5						2	8
Assets	$ 3,368,238,000	$ 2,917,466,000			$ 132,000,000		$ 460,000,000
Loans					82,000,000		410,000,000
Deposits	2,785,133,000	2,409,316,000			120,000,000		380,000,000
Shareholders’ Equity	387,623,000	333,274,000	311,134,000	314,861,000	11,000,000		53,000,000
Transaction purchase price					12,395,000		41,246,000		53,641,000
Cash					4,672,000		12,738,000		17,410,000
Number of common stock shares acquired					240,000		767,000
Common stock value					7,723,000		27,783,000		35,506,000
Closing price of common stock at acquisition					$ 32.18		$ 36.23						$ 30.80
Number of City Holding Company common shares recieved per share of Community Financial Corporation stock							0.1753
Number of shares to purchase through warrant													61,565
Original warrant expiration period													10 years
Revised warrant expiration period													6 years
Premium on time deposits					2,300,000		1,100,000
Premium on time deposits amortization period									5 years
Core deposit intangible	2,711,000				1,273,000	1,273,000	2,711,000	2,711,000	3,984,000
Amortization time period for core deposit intangible assets									10 years
Core deposit annual charge, Maximum										700,000
Merger-related costs						4,700,000		5,500,000
Severance costs						900,000		2,500,000
Professional fees	3,028,000	1,786,000	4,913,000			1,200,000		1,400,000
Data processing costs						$ 2,400,000		$ 1,100,000